ISSACHAR FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 4.0%
	SEMICONDUCTORS - 2.0%
500	ASML Holding N.V.	$ 362,375

	SOFTWARE - 2.0%
900	MongoDB, Inc.(a)	369,891

	TOTAL COMMON STOCKS (Cost $723,858)	732,266

	SHORT-TERM INVESTMENT — 99.8%
	MONEY MARKET FUND - 99.8%
18,109,254	Fidelity Government Portfolio, CLASS I, 4.99% (Cost $18,109,254)(b)	18,109,254

	TOTAL INVESTMENTS - 103.8% (Cost $18,833,112)	$ 18,841,520
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.8)%	(694,447)
	NET ASSETS - 100.0%	$ 18,147,073

NV	- Naamioze Vennootschap

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2023.